GOODWILL AND OTHER INTANGIBLE ASSETS (Details 5) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Goodwill [Line Items]
Goodwill	¥ 125,493	¥ 111,557
Accumulated impairment losses	(8,861)	(8,132)
Beginning Balance	116,632	103,425
Goodwill acquired during the year	1,322	5,706
Impairment of goodwill	18,456	729
Translation adjustments and reclassification to other accounts	2,669	8,230
Goodwill	129,484	125,493
Accumulated impairment losses	(27,317)	(8,861)
Ending Balance	102,167	116,632
Fine Ceramic Parts Group
Goodwill [Line Items]
Goodwill	100	100
Beginning Balance	100	100
Goodwill	100	100
Ending Balance	100	100
Semiconductor Parts Group
Goodwill [Line Items]
Goodwill	6,901	1,313
Beginning Balance	6,901	1,313
Goodwill acquired during the year		5,548
Translation adjustments and reclassification to other accounts	72	40
Goodwill	6,973	6,901
Ending Balance	6,973	6,901
Applied Ceramic Products Group
Goodwill [Line Items]
Goodwill	22,842	20,513
Accumulated impairment losses	(5,415)	(5,415)
Beginning Balance	17,427	15,098
Translation adjustments and reclassification to other accounts	(602)	2,329
Goodwill	22,240	22,842
Accumulated impairment losses	(5,415)	(5,415)
Ending Balance	16,825	17,427
Electronic Device Group
Goodwill [Line Items]
Goodwill	49,486	45,672
Accumulated impairment losses	(729)
Beginning Balance	48,757	45,672
Goodwill acquired during the year		158
Impairment of goodwill		729
Translation adjustments and reclassification to other accounts	3,640	3,656
Goodwill	53,126	49,486
Accumulated impairment losses	(729)	(729)
Ending Balance	52,397	48,757
Telecommunications Equipment Group
Goodwill [Line Items]
Goodwill	18,456	18,456
Beginning Balance	18,456	18,456
Impairment of goodwill	18,456
Goodwill	18,456	18,456
Accumulated impairment losses	(18,456)
Ending Balance		18,456
Information Equipment Group
Goodwill [Line Items]
Goodwill	16,808	14,603
Accumulated impairment losses	(22)	(22)
Beginning Balance	16,786	14,581
Goodwill acquired during the year	1,251
Translation adjustments and reclassification to other accounts	(441)	2,205
Goodwill	17,618	16,808
Accumulated impairment losses	(22)	(22)
Ending Balance	17,596	16,786
All Other Segments
Goodwill [Line Items]
Goodwill	10,900	10,900
Accumulated impairment losses	(2,695)	(2,695)
Beginning Balance	8,205	8,205
Goodwill acquired during the year	71
Goodwill	10,971	10,900
Accumulated impairment losses	(2,695)	(2,695)
Ending Balance	¥ 8,276	¥ 8,205